Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax savings	$ 907,713	$ 418,443	$ 100,305
Income tax expense	$ 1,266,021	$ 462,043		$ 1,403,880
Effective tax rate	10.90%	24.80%	16.70%
Allowance on deferred tax assets	$ 508,006	$ 404,920
Allowance on deferred tax assets	3,649,292	1,354,590
Uncertain tax positions	0	0
P R C Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,923,516	1,658,282
Allowance on deferred tax assets	178,539	168,120
Hong Kong Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,996,769	1,435,150
Allowance on deferred tax assets	329,467	236,800
P R C Subsidiaries Other Than Shenzhen C D T [Member]
Operating Loss Carryforwards [Line Items]
Allowance on deferred tax assets	$ 149,643	$ 145,901